Discontinued Operation	12 Months Ended
Dec. 31, 2024
Discontinued Operation [Abstract]
Discontinued operation
3.	Discontinued operation

On November 9, 2023, Chuangmei Weiye was transferred back to Beijing S.K. The Group has evaluated the disposal of Chuangmei Weiye and concluded that the disposal should be accounted as discontinued operation during the year ended and as of December 31, 2023 for this disposal had a major effect on operations and financial results of the Group. There were no carrying amounts of major classes of assets and liabilities from the discontinued operation in the consolidated balance sheets as of December 31, 2023 and 2024.

There were no carrying amounts of major classes of income and losses from the discontinued operation in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2024. Reconciliation of the major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive (loss)/ income for the years ended December 31, 2022 and 2023 was as follow:

	For the years ended December 31,
	2022	2023
	RMB	RMB
Net revenues:
Total net revenue	7,828,415	1,617,904
Cost of revenues	(880,603)	(795,112)
Gross profit	6,947,812	822,792
Operating expenses:
General and administrative expenses	(2,829,708)	(2,224,057)
Sales and marketing expenses	(1,912,654)	(668,264)
Total operating expenses	(4,742,362)	(2,892,321)
Operating income	2,205,450	(2,069,529)
Interest expense	(693,538)	(203,565)
Interest income	3,610	770
Other income, net	688,669	166,086
Income/(loss) before income tax expense	2,204,191	(2,106,238)
Income tax (expense)/benefit	(375,652)	523,710
Income/(loss) before one-off loss upon deconsolidation of the Chuangmei Weiye	1,828,539	(1,582,528)
One-off loss upon deconsolidation of the Chuangmei Weiye, net of tax	-	(21,812,133)
Net income/(loss) from discontinued operation	1,828,539	(23,394,661)

	For the years ended December 31,
	2022	2023
	RMB	RMB
Net cash (used in)/provided by operating activities	(373,767)	7,709,950
Net cash provided by investing activities	683,624	-
Net cash provided by/(used in) financing activities	181,250	(7,772,526)